ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Feb. 28, 2021	Aug. 31, 2022	Aug. 31, 2021
Accounts Payable And Accrued Liabilities
Stock issued during period, shares, issued for settlement of accounts payable		114,194	42,878
Stock issued during period, value, issued for settlement of accounts payable		$ 67,500	$ 81,953
Amount of accounts payable settlement		67,500	82,851
Gain on debt settlements		$ 0	$ 898
Number of shares transferred	215,000
Settlement of interest included in accounts payable	$ 18,481